Shareholder Report, Holdings (Details)	Jun. 30, 2024
Azzad Ethical Fund | Cadence Design [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Azzad Ethical Fund | Costar Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Azzad Ethical Fund | Pinterest [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Azzad Ethical Fund | Crowdstrike Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Azzad Ethical Fund | Monolithic Power [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Azzad Ethical Fund | Dex Com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Azzad Ethical Fund | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.62%
Azzad Ethical Fund | Quanta Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
Azzad Ethical Fund | Trade Desk Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
Azzad Ethical Fund | Heico Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Azzad Ethical Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Azzad Ethical Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.65%
Azzad Ethical Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.72%
Azzad Ethical Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Azzad Ethical Fund | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	19.88%
Azzad Ethical Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.08%
Azzad Ethical Fund | Real Estates [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Azzad Ethical Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	37.55%
Azzad Wise Capital Fund | Esic Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	3.08%
Azzad Wise Capital Fund | Idb Trust Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.26%
Azzad Wise Capital Fund | Aldar Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	2.23%
Azzad Wise Capital Fund | Tnb Global [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Azzad Wise Capital Fund | Axiata Spv [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Azzad Wise Capital Fund | Dib Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	2.03%
Azzad Wise Capital Fund | Maf Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
Azzad Wise Capital Fund | Perusahaan Penerbit [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Azzad Wise Capital Fund | May Bank [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Azzad Wise Capital Fund | Qib Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Azzad Wise Capital Fund | R E I T [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
Azzad Wise Capital Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Azzad Wise Capital Fund | Bank Time Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	21.95%
Azzad Wise Capital Fund | Trade Finance Agrmnts [Member]
Holdings [Line Items]
Percent of Total Investments	2.63%
Azzad Wise Capital Fund | Bonds Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	68.91%